Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Point Bridge America First ETF
Shareholder Report [Line Items]
Fund Name	Point Bridge America First ETF
Class Name	Point Bridge America First ETF
Trading Symbol	MAGA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Point Bridge America First ETF for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.investpolitically.com/investor-materials/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.investpolitically.com/investor-materials/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Point Bridge America First ETF	$37	0.72%
[1]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
Net Assets	$ 29,529,377
Holdings Count | $ / shares	151
Advisory Fees Paid, Amount	$ 114,486
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$29,529,377
Number of Holdings	151
Net Advisory Fee	$114,486
Portfolio Turnover	8%
30-Day SEC Yield	1.49%
30-Day SEC Yield Unsubsidized	1.49%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(% of Net Assets)
Financial	22.4%
Industrial	17.2%
Consumer, Non-cyclical	15.0%
Consumer, Cyclical	14.1%
Energy	12.1%
Utilities	10.2%
Basic Materials	6.0%
Technology	1.8%
Communications	1.1%
Cash & Other	0.1%

Top 10 Issuers	(% of Net Assets)
HEICO Corp.	1.3%
Lennar Corp.	1.1%
Southwest Airlines Co.	0.9%
Dollar General Corp.	0.9%
Eli Lilly & Co.	0.8%
Dollar Tree, Inc.	0.8%
Delta Air Lines, Inc.	0.8%
Targa Resources Corp.	0.8%
First Citizens BancShares, Inc.	0.8%
Cooper Cos., Inc.	0.8%

Updated Prospectus Web Address	https://www.investpolitically.com/investor-materials/

[1]
*	Annualized